NOTE 11 - INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2022
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 2,171,990	$ 2,077,213	$ 1,328,204
Deferred Tax Assets, Valuation Allowance	2,171,990	2,077,213	1,328,204
Deferred Tax Assets, Net of Valuation Allowance